Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Depreciation Method and Useful Lives

The depreciation method and useful lives are as follows:

Categories	Basis	Useful lives
Buildings	Straight-line	15 – 40 years
Rolling stock	Primarily straight-line	3 – 20 years
Equipment	Primarily straight-line	5 – 12 years

Summary of Estimated Useful Lives of Intangible Assets with Finite Lives are Amortized on Straight-line Basis

Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Categories	Useful lives
Customer relationships	5 – 20 years
Trademarks*	5 – 20 years
Non-compete agreements	3 – 10 years
Information technology	5 – 7 years

* Includes indefinite useful life assets. They are reviewed at least annually for impairment (see note 11).

Summary of Restatement

	As reported as at December 31, 2018	Adjustments	Restated balance as at January 1, 2019
Property and equipment	1,023,595	(19,406)	1,004,189
Right-of-use assets	-	341,505	341,505
Provisions (including current portion)	(49,747)	6,092	(43,655)
Long-term debt (including current portion)	(1,161,430)	6,718	(1,154,712)
Lease liabilities (including current portion)	-	(361,107)	(361,107)
Deferred tax liabilities	(212,535)	7,376	(205,159)
Retained earnings	(639,597)	18,880	(620,717)

Reconciliation of Groups Operating Lease Obligations

The following table reconciles the Group’s operating lease obligations at December 31, 2018, as previously disclosed in the Group’s audited annual consolidated financial statements, to the lease obligation recognized on initial application of IFRS 16 at January 1, 2019:

Operating lease commitment as at December 31, 2018	370,995
Finance lease liability as at December 31, 2018	6,717
Discounted using the incremental borrowing rate at January 1, 2019	(53,249)
Recognition exemption for short-term leases	(11,469)
Extension options reasonably certain to be exercised	48,113
Lease liabilities recognized at January 1, 2019	361,107